NON-CURRENT ASSETS HELD FOR SALE - Roll forward (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of noncurrent assets held-for-sale [line items]
Balance at the beginning of the year	$ 240,412
Withdrawals from leaseback operation	(32,365)	$ (119,376)
Reversal of impairment loss			$ 8,055
Reclassifications	(2,516)
Balance at year end balance	208,426	240,412
Non-current assets held for sale [member]
Disclosure of noncurrent assets held-for-sale [line items]
Balance at the beginning of the year	240,412	206,193	186,714
Additions	199,748	75,208	193,735
Business Combination		77,480
Assets sold, net	(84,530)	(314,815)	(147,760)
Increase / decrease by changes in fair value	(3,874)	(1,347)	2,296
Reclassifications	(135,629)	205,366	(29,989)
Effect of movements in exchange rates	(7,701)	(7,673)	1,197
Balance at year end balance	208,426	240,412	206,193
Non-current assets held for sale [member] | Investment property [member]
Disclosure of noncurrent assets held-for-sale [line items]
Reclassifications	(22,847)	(4,323)	(21,722)
Non-current assets held for sale [member] | Other assets [member]
Disclosure of noncurrent assets held-for-sale [line items]
Reclassifications	(111,442)	32,325	(14,980)
Non-current assets held for sale [member] | Property, plant and equipment [member]
Disclosure of noncurrent assets held-for-sale [line items]
Reclassifications	1,074	$ 177,364	$ 6,713
Non-current assets held for sale [member] | Right of use assets
Disclosure of noncurrent assets held-for-sale [line items]
Reclassifications	$ 102